Loans and Allowance for Credit Losses, Allowance for Credit Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	$ 10,088	$ 8,767
Provision for credit losses	2,765	2,580
Loans charged off	(2,323)	(2,487)
Recoveries	989	1,228
Ending balance	11,519	10,088
Residential Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,684	2,213
Provision for credit losses	164	446
Loans charged off	(153)	(42)
Recoveries	98	67
Ending balance	2,793	2,684
Commercial Real Estate [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	3,653	3,047
Provision for credit losses	1,660	567
Loans charged off	0	0
Recoveries	18	39
Ending balance	5,331	3,653
Commercial and Industrial [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	1,536	1,275
Provision for credit losses	241	(3)
Loans charged off	(160)	(221)
Recoveries	121	485
Ending balance	1,738	1,536
Consumer [Member]
Allowance for Credit and Lease Losses [Roll Forward]
Beginning balance	2,215	2,232
Provision for credit losses	700	1,570
Loans charged off	(2,010)	(2,224)
Recoveries	752	637
Ending balance	$ 1,657	$ 2,215